SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Net interest paid (received)	$ 3,164	$ 2,037	$ 1,223
Net income taxes paid (received)	$ 534	$ 285	$ 448